ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payable and other

(US$ MILLIONS)	2022	2021
Current
Accounts payable	$4,099	$3,665
Accrued and other liabilities (1) (2)	5,792	4,977
Lease liability	332	312
Financial liabilities (3)	352	316
Unearned premiums reserve	—	620
Insurance liabilities	357	—
Work in progress (4)	1,175	1,397
Provisions and decommissioning liabilities (5)	770	563
Liabilities associated with assets held for sale	42	—
Total current	$12,919	$11,850
Non-current
Accounts payable	$90	$119
Accrued and other liabilities (2)	1,623	1,556
Lease liability	1,274	1,293
Financial liabilities (3)	2,141	2,159
Unearned premiums reserve	—	1,608
Insurance liabilities	1,545	—
Work in progress (4)	49	1
Provisions and decommissioning liabilities (5)	789	1,050
Total non-current	$7,511	$7,786
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(1)Includes bank overdrafts of $636 million as at December 31, 2022 (2021: $727 million).
(2)Includes post-employment benefits of $642 million ($20 million current and $622 million non-current) as at December 31, 2022 and $771 million ($20 million current and $751 million non-current) as at December 31, 2021. See Note 30 for additional information.
(3)Includes financial liabilities of $1,673 million ($74 million current and $1,599 million non-current) as at December 31, 2022 and $1,732 million ($66 million current and $1,666 million non-current) as at December 31, 2021 related to the sale and leaseback of hospitals.
(4)See Note 16 for additional information.
(5)Includes decommissioning liabilities of $443 million (2021: $665 million) primarily from the partnership’s nuclear technology services operations, natural gas production and advanced energy storage operations. The liabilities were determined using a discount rate between 2.8% and 8.5% (2021: 1.0% and 8.5%) and an inflation rate between 2.0% and 3.0% (2021: 2.0% and 3.0%), determined as appropriate for the underlying assets.

Disclosure of other provisions
The following table presents the change in the provision balances for the years ended December 31, 2022 and 2021 :

(US$ MILLIONS)	Decommissioning liability	Warranties and provisions for defects	Other	Total provisions
Balance at January 1, 2021	$673	$253	$765	$1,691
Additional provisions recognized	6	248	257	511
Reduction arising from payments/derecognition	(17)	(249)	(236)	(502)
Accretion expenses	17	—	—	17
Change in discount rate	12	—	(7)	5
Change in other estimates	(20)	(14)	(31)	(65)
Foreign currency translation	(6)	(6)	(32)	(44)
Balance at December 31, 2021	$665	$232	$716	$1,613
Additional provisions recognized	5	236	525	766
Reduction arising from payments/derecognition	(12)	(277)	(262)	(551)
Accretion expenses	16	—	—	16
Change in discount rate	(214)	—	(12)	(226)
Change in other estimates	(3)	(6)	—	(9)
Foreign currency translation	(14)	(7)	(29)	(50)
Balance at December 31, 2022	$443	$178	$938	$1,559